Concentration and Risks - Schedule of Accounts and Notes Receivable from Third Parties Concentration of Credit Risk (Details) - Accounts and Notes Receivable - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Company A
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 174,620	¥ 58,766
Concentration risk, percentage	55.00%	53.00%
Company B
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 109,585	¥ 36,734
Concentration risk, percentage	35.00%	33.00%